Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of shareholders' capital
All common shares rank equally with regard to the Company's net assets in the event the Company is wound-up or terminated.

	Number of Common Shares (000s)	Amount
Balance, December 31, 2016	233,449	$4,422,661
Transfer from contributed surplus on vesting and conversion of share awards	2,002	20,915
Balance, December 31, 2017	235,451	$4,443,576
Transfer from contributed surplus on vesting and conversion of share awards	3,343	19,496
Issued on corporate acquisition (note 4)	315,266	1,238,995
Issuance costs, net of tax (note 4)	—	(551)
Balance, December 31, 2018	554,060	$5,701,516